Consolidated Statement of Financial Position - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 36,642,829	$ 34,025,535
Trading assets	10,986,770	11,038,856
Investment securities	44,664,373	36,061,764
Hedging derivative assets	44,248	156,220
Loans:
Commercial	125,246,237	115,680,616
Consumer	76,889,145	65,835,457
Mortgages	29,120,316	24,558,771
Microcredit	317,739	372,321
Loans and receivables	231,573,437	206,447,165
Loss allowance	(11,275,612)	(10,905,171)
Total loans, net	220,297,825	195,541,994
Other accounts receivable, net	19,027,205	14,996,337
Non-current assets held for sale	208,426	240,412
Investments in associates and joint ventures	1,172,829	1,029,322
Tangible assets:
Property, plant and equipment for own-use and given in operating lease, net	6,192,236	6,007,202
Right-of-use assets	1,900,396	2,035,519
Investment properties	852,935	808,556
Biological assets	154,986	122,675
Total Tangible assets	9,100,553	8,973,952
Intangibles
Concession arrangement rights	11,098,116	9,187,564
Goodwill	8,486,560	7,713,817
Other intangible assets	1,886,042	1,623,670
Total Intangibles	21,470,718	18,525,051
Income tax assets:
Current	842,408	936,186
Deferred	1,765,265	861,702
Total Income tax assets, net	2,607,673	1,797,888
Other assets	680,476	508,539
Total assets	366,903,925	322,895,870
Liabilities
Trading liabilities	1,049,910	1,452,574
Hedging derivative liabilities	55,813	56,627
Customer deposits:
Checking accounts	59,225,849	51,198,284
Savings accounts	89,097,128	76,551,465
Time deposits	85,530,244	83,559,188
Other	617,201	532,660
Total deposits from customers	234,470,422	211,841,597
Financial obligations
Interbank borrowings and overnight funds	10,672,415	7,179,644
Borrowings from banks and others	27,124,710	19,654,517
Bonds issued	32,257,932	27,760,797
Borrowings from development entities	3,227,269	4,029,808
Total borrowings	73,282,326	58,624,766
Provisions:
Legal related	247,529	241,774
Non legal related	902,732	671,076
Total Provisions	1,150,261	912,850
Income tax liabilities:
Current	382,348	406,207
Deferred	4,332,366	3,181,974
Total Income tax liabilities	4,714,714	3,588,181
Employee benefits	1,163,076	1,201,855
Other liabilities	11,545,756	9,777,863
Total liabilities	327,432,278	287,456,313
Equity
Subscribed and paid-in capital	22,281	22,281
Additional paid-in capital	8,490,799	8,470,870
Retained earnings	13,383,391	11,302,134
Other comprehensive income	1,117,182	862,013
Equity attributable to owners of the parent	23,013,653	20,657,298
Non-controlling interests	16,457,994	14,782,259
Total equity	39,471,647	35,439,557
Total liabilities and equity	$ 366,903,925	$ 322,895,870